Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors	3 Months Ended
Mar. 31, 2011
Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors
Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors

(6) Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors

The following data summarizes the consolidating results of IMI on the equity method of accounting as of December 31, 2010 and March 31, 2011 and for the three months ended March 31, 2010 and 2011.

The Parent Notes and the Subsidiary Notes are guaranteed by the subsidiaries referred to below as the “Guarantors.” These subsidiaries are 100% owned by the Parent. The guarantees are full and unconditional, as well as joint and several.

Additionally, IMI guarantees the Subsidiary Notes, which were issued by Canada Company. Canada Company does not guarantee the Parent Notes. The other subsidiaries that do not guarantee the Parent Notes or the Subsidiary Notes are referred to below as the “Non-Guarantors.”

	December 31, 2010
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$13,909	$121,584	$37,652	$85,548	$—	$258,693
Restricted Cash	35,105	—	—	—	—	35,105
Accounts Receivable	—	327,842	41,562	163,666	—	533,070
Intercompany Receivable	1,344,802	—	9,281	—	(1,354,083)	—
Assets of Discontinued Operations (see Note 10)	—	184,790	—	17,936	—	202,726
Other Current Assets	2,601	121,681	10,878	41,048	—	176,208
Total Current Assets	1,396,417	755,897	99,373	308,198	(1,354,083)	1,205,802
Property, Plant and Equipment, Net	—	1,522,073	208,020	745,734	—	2,475,827
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,381,546	1,000	—	—	(1,382,546)	—
Investment in Subsidiaries	1,863,957	1,599,133	—	—	(3,463,090)	—
Goodwill	—	1,525,960	203,345	552,832	—	2,282,137
Other	27,304	236,497	13,601	168,679	(114)	445,967
Total Other Assets, Net	3,272,807	3,362,590	216,946	721,511	(4,845,750)	2,728,104
Total Assets	$4,669,224	$5,640,560	$524,339	$1,775,443	$(6,199,833)	$6,409,733

Liabilities and Equity
Intercompany Payable	$—	$1,325,593	$—	$28,490	$(1,354,083)	$—
Current Portion of Long-term Debt	56,407	24,393	2,606	13,197	—	96,603
Total Other Current Liabilities	92,339	388,242	42,614	180,626	—	703,821
Liabilities of Discontinued Operations (see Note 10)	—	53,374	—	3,848	—	57,222
Long-term Debt, Net of Current Portion	2,559,780	67,504	191,010	94,171	—	2,912,465
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	1,381,546	—	—	(1,382,546)	—
Other Long-term Liabilities	3,853	551,961	27,585	93,075	(114)	676,360
Commitments and Contingencies (See Note 8)
Total Iron Mountain Incorporated Stockholders’ Equity	1,955,845	1,847,947	260,524	1,354,619	(3,463,090)	1,955,845
Noncontrolling Interests	—	—	—	7,417	—	7,417
Total Equity	1,955,845	1,847,947	260,524	1,362,036	(3,463,090)	1,963,262
Total Liabilities and Equity	$4,669,224	$5,640,560	$524,339	$1,775,443	$(6,199,833)	$6,409,733

	March 31, 2011
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$1,098	$54,380	$38,734	$95,605	$—	$189,817
Restricted Cash	35,107	—	—	—	—	35,107
Accounts Receivable	—	343,121	44,264	176,122	—	563,507
Intercompany Receivable	1,344,782	—	11,589	—	(1,356,371)	—
Assets of Discontinued Operations (see Note 10)	—	183,021	—	17,206	—	200,227
Other Current Assets	101	130,503	6,857	36,833	—	174,294
Total Current Assets	1,381,088	711,025	101,444	325,766	(1,356,371)	1,162,952
Property, Plant and Equipment, Net	—	1,501,581	212,324	769,943	—	2,483,848
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,968,538	601,007	—	—	(2,569,545)	—
Investment in Subsidiaries	1,324,084	1,057,816	—	—	(2,381,900)	—
Goodwill	—	1,527,769	209,208	600,460	—	2,337,437
Other	24,683	236,625	13,619	221,894	(114)	496,707
Total Other Assets, Net	3,317,305	3,423,217	222,827	822,354	(4,951,559)	2,834,144
Total Assets	$4,698,393	$5,635,823	$536,595	$1,918,063	$(6,307,930)	$6,480,944

Liabilities and Equity
Intercompany Payable	$—	$1,300,139	$—	$56,232	$(1,356,371)	$—
Current Portion of Long-term Debt	4,724	21,624	2,713	15,311	—	44,372
Total Other Current Liabilities	82,008	381,926	33,656	214,007	—	711,597
Liabilities of Discontinued Operations (see Note 10)	—	51,692	—	3,484	—	55,176
Long-term Debt, Net of Current Portion	2,587,318	69,086	196,371	108,105	—	2,960,880
Long-term Notes Payable to Affiliates and Intercompany Payable	1,007	1,968,538	—	600,000	(2,569,545)	—
Other Long-term Liabilities	3,853	536,188	33,529	107,477	(114)	680,933
Commitments and Contingencies (See Note 8)
Total Iron Mountain Incorporated Stockholders’ Equity	2,019,483	1,306,630	270,326	804,944	(2,381,900)	2,019,483
Noncontrolling Interests	—	—	—	8,503	—	8,503
Total Equity	2,019,483	1,306,630	270,326	813,447	(2,381,900)	2,027,986
Total Liabilities and Equity	$4,698,393	$5,635,823	$536,595	$1,918,063	$(6,307,930)	$6,480,944

	Three Months Ended March 31, 2010
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Revenues:
Storage	$—	$277,977	$26,901	$93,369	$—	$398,247
Service	—	210,028	28,219	89,086	—	327,333
Total Revenues	—	488,005	55,120	182,455	—	725,580
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	—	196,712	21,792	92,585	—	311,089
Selling, General and Administrative	27	137,630	8,793	53,335	—	199,785
Depreciation and Amortization	56	49,757	4,595	21,206	—	75,614
Loss (Gain) on Disposal/Writedown of Property, Plant and Equipment, Net	—	(1,085)	(26)	94	—	(1,017)
Total Operating Expenses	83	383,014	35,154	167,220	—	585,471

Operating (Loss) Income	(83)	104,991	19,966	15,235	—	140,109
Interest Expense (Income), Net	49,990	(11,626)	11,075	3,477	—	52,916
Other Expense (Income), Net	(32,682)	(14)	2	41,454	—	8,760

(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes	(17,391)	116,631	8,889	(29,696)	—	78,433
Provision (Benefit) for Income Taxes	—	40,985	2,984	1,239	—	45,208
Equity in the Losses (Earnings) of Subsidiaries, Net of Tax	(42,957)	26,597	—	—	16,360	—
Income (Loss) from Continuing Operations	25,566	49,049	5,905	(30,935)	(16,360)	33,225
Income (Loss) from Discontinued Operations (see Note 10)	—	(6,952)	—	(434)	—	(7,386)
Net (Loss) Income	25,566	42,097	5,905	(31,369)	(16,360)	25,839
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	273	—	273

Net (Loss) Income Attributable to Iron Mountain Incorporated	$25,566	$42,097	$5,905	$(31,642)	$(16,360)	$25,566

	Three Months Ended March 31, 2011
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Revenues:
Storage	$—	$282,713	$30,115	$104,255	$—	$417,083
Service	—	208,912	28,934	95,363	—	333,209
Total Revenues	—	491,625	59,049	199,618	—	750,292
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	—	198,125	23,732	97,626	—	319,483
Selling, General and Administrative	134	142,556	10,161	62,276	—	215,127
Depreciation and Amortization	40	49,151	5,105	26,783	—	81,079
Loss (Gain) on Disposal/Writedown of Property, Plant and Equipment, Net	—	(461)	(10)	1,194	—	723
Total Operating Expenses	174	389,371	38,988	187,879	—	616,412

Operating (Loss) Income	(174)	102,254	20,061	11,739	—	133,880
Interest Expense (Income), Net	43,186	(20,095)	10,167	15,729	—	48,987
Other Expense (Income), Net	30,828	(643)	(47)	(39,091)	—	(8,953)

(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes	(74,188)	122,992	9,941	35,101	—	93,846
Provision (Benefit) for Income Taxes	—	6,911	7,572	2,202	—	16,685
Equity in the Losses (Earnings) of Subsidiaries, Net of Tax	(147,648)	17,231	—	—	130,417	—
Income (Loss) from Continuing Operations	73,460	98,850	2,369	32,899	(130,417)	77,161
Income (Loss) from Discontinued Operations (see Note 10)	—	(2,470)	—	(72)	—	(2,542)
Net (Loss) Income	73,460	96,380	2,369	32,827	(130,417)	74,619
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	1,159	—	1,159

Net (Loss) Income Attributable to Iron Mountain Incorporated	$73,460	$96,380	$2,369	$31,668	$(130,417)	$73,460

	Three Months Ended March 31, 2010
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$(52,995)	$136,069	$9,008	$34,325	$—	$126,407
Cash Flows from Operating Activities-Discontinued Operations	—	3,953	—	807	—	4,760
Cash Flows from Operating Activities	(52,995)	140,022	9,008	35,132	—	131,167
Cash Flows from Investing Activities:
Capital expenditures	—	(40,170)	(3,564)	(34,697)	—	(78,431)
Cash paid for acquisitions, net of cash acquired	—	(1,970)	—	(5,112)	—	(7,082)
Intercompany loans to subsidiaries	103,144	(3,308)	—	—	(99,836)	—
Investment in subsidiaries	(6,773)	(6,773)	—	—	13,546	—
Investment in restricted cash	(35,102)	—	—	—	—	(35,102)
Additions to customer relationship and acquisition costs	—	(1,329)	(213)	(880)	—	(2,422)
Proceeds from sales of property and equipment and other, net	—	4,306	5	(79)	—	4,232
Cash Flows from Investing Activities-Continuing Operations	61,269	(49,244)	(3,772)	(40,768)	(86,290)	(118,805)
Cash Flows from Investing Activities-Discontinued Operations	—	(114,746)	—	7	—	(114,739)
Cash Flows from Investing Activities	61,269	(163,990)	(3,772)	(40,761)	(86,290)	(233,544)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(1,025)	(8,571)	(618)	(8,707)	—	(18,921)
Proceeds from revolving credit and term loan facilities and other debt	42	(42)	—	6,850	—	6,850
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	(96)	—	(96)
Intercompany loans from parent	—	(102,362)	3,165	(639)	99,836	—
Equity contribution from parent	—	6,773	—	6,773	(13,546)	—
Stock repurchases	(9,636)	—	—	—	—	(9,636)
Proceeds from exercise of stock options and employee stock purchase plan	3,850	—	—	—	—	3,850
Excess tax benefits from stock-based compensation	613	—	—	—	—	613
Payment of debt financing costs	—	—	—	(3)	—	(3)
Cash Flows from Financing Activities-Continuing Operations	(6,156)	(104,202)	2,547	4,178	86,290	(17,343)
Cash Flows from Financing Activities-Discontinued Operations	—	—	—	188	—	188
Cash Flows from Financing Activities	(6,156)	(104,202)	2,547	4,366	86,290	(17,155)
Effect of exchange rates on cash and cash equivalents	—	—	303	(2,005)	—	(1,702)
Increase (Decrease) in cash and cash equivalents	2,118	(128,170)	8,086	(3,268)	—	(121,234)
Cash and cash equivalents, beginning of period	—	382,588	3,906	60,162	—	446,656
Cash and cash equivalents, end of period	$2,118	$254,418	$11,992	$56,894	$—	$325,422

	Three Months Ended March 31, 2011
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$(53,891)	$142,876	$5,183	$16,907	$—	$111,075
Cash Flows from Operating Activities-Discontinued Operations	—	8,146	—	116	—	8,262
Cash Flows from Operating Activities	(53,891)	151,022	5,183	17,023	—	119,337
Cash Flows from Investing Activities:
Capital expenditures	—	(32,028)	(2,262)	(18,067)	—	(52,357)
Cash paid for acquisitions, net of cash acquired	—	(4,971)	(58)	(29,676)	—	(34,705)
Intercompany loans to subsidiaries	132,655	(24,524)	—	—	(108,131)	—
Investment in subsidiaries	(1,000)	(1,000)	—	—	2,000	—
Investment in restricted cash	(2)	—	—	—	—	(2)
Additions to customer relationship and acquisition costs	—	(2,095)	(121)	(677)	—	(2,893)
Proceeds from sales of property and equipment and other, net	—	119	10	(13)	—	116
Cash Flows from Investing Activities-Continuing Operations	131,653	(64,499)	(2,431)	(48,433)	(106,131)	(89,841)
Cash Flows from Investing Activities-Discontinued Operations	—	(9,115)	—	(35)	—	(9,150)
Cash Flows from Investing Activities	131,653	(73,614)	(2,431)	(48,468)	(106,131)	(98,991)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(361,015)	(10,435)	(735)	(56,363)	—	(428,548)
Proceeds from revolving credit and term loan facilities and other debt	540,000	—	—	67,418	—	607,418
Early retirement of senior subordinated notes	(231,255)	—	—	—	—	(231,255)
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	131	—	131
Intercompany loans from parent	—	(135,177)	(2,067)	29,113	108,131	—
Equity contribution from parent	—	1,000	—	1,000	(2,000)	—
Stock repurchases	(10,970)	—	—	—	—	(10,970)
Parent cash dividends	(37,514)	—	—	—	—	(37,514)
Proceeds from exercise of stock options and employee stock purchase plan	9,164	—	—	—	—	9,164
Excess tax benefits from stock-based compensation	1,017	—	—	—	—	1,017
Cash Flows from Financing Activities-Continuing Operations	(90,573)	(144,612)	(2,802)	41,299	106,131	(90,557)
Cash Flows from Financing Activities-Discontinued Operations	—	—	—	46	—	46
Cash Flows from Financing Activities	(90,573)	(144,612)	(2,802)	41,345	106,131	(90,511)
Effect of exchange rates on cash and cash equivalents	—	—	1,132	157	—	1,289
Increase (Decrease) in cash and cash equivalents	(12,811)	(67,204)	1,082	10,057	—	(68,876)
Cash and cash equivalents, beginning of period	13,909	121,584	37,652	85,548	—	258,693
Cash and cash equivalents, end of period	$1,098	$54,380	$38,734	$95,605	$—	$189,817